Government and Vendor Notes Payable (Details) - Schedule of government and vendor notes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of government and vendor notes payable [Abstract]
PPP loans		$ 632,826
Disaster relief loans	450,000	450,000
Vendor note		51,109
Total government and vendor notes payable	450,000	1,133,935
Less: long term portion	(450,000)	(722,508)
Government and vendor notes payable, current portion		$ 411,427